Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill beginning balance	$ 841,522	$ 836,318
Goodwill Impaired due to Wireless Restructuring (see Note 3)	(2,300)
Effect of Foreign Currency Translation	(4,836)	(2,702)
Goodwill ending balance	834,416	841,522
Wildfire Acquisition
Goodwill [Line Items]
Goodwill resulting from acquisition		504
Space Monkey Acquisition
Goodwill [Line Items]
Goodwill resulting from acquisition		$ 7,402
Vivint
Goodwill [Line Items]
Goodwill Impaired due to Wireless Restructuring (see Note 3)	$ (2,270)